Supplement to the
Fidelity Advisor®
Global Balanced Fund
Class A, Class T,
Class B, and Class C
December 29, 2012
Prospectus

The following information replaces the similar information for Melissa Reilly found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 20.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 28.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AGBL-13-02  May 31, 2013
1.899423.109

Supplement to the
Fidelity Advisor®
Global Balanced Fund
Institutional Class
December 29, 2012
Prospectus

The following information replaces the similar information for Melissa Reilly found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" on page 18.

  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 25.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

AGBLI-13-02  May 31, 2013
1.899424.109

Supplement to the
Fidelity® Global Balanced Fund
December 29, 2012
Prospectus

The following information replaces the similar information for Melissa Reilly found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Risteard Hogan (co-manager) has managed the fund since March 2013.

The following information supplements information found in the "Additional Information about the Purchase and Sale of Shares" section under the heading "Selling Shares" beginning on page 17.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans recordkept by Fidelity, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments; and
  Redemptions by qualified funds of funds and qualified wrap programs that meet certain criteria, such as advance notice requirements and restrictions on trading frequency, and are approved by the fund's Treasurer.

The following information replaces the biographical information for Melissa Reilly found in the "Fund Management" section on page 25.

Risteard Hogan is co-manager of the fund, which he has managed since March 2013. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Hogan has worked as a research analyst and portfolio manager.

GBL-13-02  May 31, 2013
1.855563.110